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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/06
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         __/__/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              33
                                        --------------------

Form 13F Information Table Value Total:     $96,069,453
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 12/31/2006

(ITEM 1)                (ITEM 2)  (ITEM 3)   (ITEM 4)   (ITEM 5)          (ITEM 6)        (ITEM 7)          (ITEM 8)
                                                                   INVESTMENT DISCRETION            VOTING AUTHORITY (SHARES)
                                                                   ---------------------            -------------------------
NAME                    TITLE                FAIR       SHARES OR                 SHARED
OF                      OF        CUSIP      MARKET     PRINCIPAL  SOLE  SHARED   OTHER             SOLE      SHARED   NONE
ISSUER                  CLASS     NUMBER     VALUE      AMOUNT     (A)   (B)      (C)     MGR       (A)       (B)      (C)
----------------------  --------  ---------  ---------  ---------  ----  ------   ------  --------  -------   ------   ------
3M CO COM               COMMON    88579Y101  2,055,482     26,376  X              X                  20,752        0    5,624
ABBOTT LABS             COMMON    002824100  2,920,798     59,963  X              X                  45,087        0   14,876
AFLAC INC COM           COMMON    001055102  3,587,540     77,990  X              X                  57,109        0   20,881
ALLERGAN INC COM        COMMON    018490102    241,276      2,015  X                                  2,015        0        0
AMERICAN EXPRESS CO     COMMON    025816109  1,940,530     31,985  X              X                  24,149        0    7,836
AMERICAN INTL GROUP I   COMMON    026874107  3,786,727     52,843  X              X                  39,667        0   13,176
AUTOMATIC DATA PROCES   COMMON    053015103  2,791,441     56,679  X              X                  42,588        0   14,091
BECTON DICKINSON & CO   COMMON    075887109  2,723,574     38,825  X              X                  28,769        0   10,056
BIOMET INC              COMMON    090613100  2,345,498     56,833  X              X                  42,071        0   14,762
CAPITAL ONE FINL CORP   COMMON    14040H105    214,866      2,797  X                                  2,797        0        0
CITIGROUP INC COM       COMMON    172967101  4,420,241     79,358  X              X                  60,286        0   19,072
COCA COLA CO            COMMON    191216100  2,032,646     42,127  X              X                  32,261        0    9,866
COLGATE PALMOLIVE CO    COMMON    194162103  2,924,970     44,834  X              X                  34,200        0   10,634
EXXON MOBIL CORP COM    COMMON    30231G102  3,568,950     46,574  X              X                  40,542        0    6,032
GENERAL ELEC CO         COMMON    369604103  5,246,055    140,985  X              X                 109,275        0   31,710
HOME DEPOT INC COM      COMMON    437076102  3,372,958     83,988  X              X                  63,902        0   20,086
INTEL CORP COM          COMMON    458140100  3,486,288    172,162  X              X                 127,712        0   44,450
JOHNSON CTLS INC COM    COMMON    478366107  2,375,516     27,648  X              X                  20,968        0    6,680
JOHNSON & JOHNSON       COMMON    478160104  4,046,168     61,287  X              X                  44,752        0   16,535
LOWES COS INC COM       COMMON    548661107  3,433,633    110,229  X              X                  84,989        0   25,240
MCGRAW-HILL COMPANIES   COMMON    580645109  2,358,117     34,668  X              X                  26,742        0    7,926
MEDTRONIC INC COM       COMMON    585055106  3,490,564     65,232  X              X                  48,723        0   16,509
MICROSOFT               COMMON    594918104  5,199,955    174,145  X              X                 128,983        0   45,162
NOVARTIS AG SPONSORED   COMMON    66987V109  4,022,121     70,023  X              X                  50,734        0   19,289
PEPSICO INC             COMMON    713448108  3,269,999     52,278  X              X                  39,803        0   12,475
PROCTER & GAMBLE COMP   COMMON    742718109  4,087,792     63,603  X              X                  48,493        0   15,110
SLM CORP COM            COMMON    78442P106  2,821,832     57,860  X              X                  41,720        0   16,140
SPDR TR UNIT SER 1      COMMON    78462F103    787,407      5,560  X                                  3,010        0    2,550
SYSCO CORP COM          COMMON    871829107  3,035,347     82,572  X              X                  61,571        0   21,001
TARGET CORP COM         COMMON    87612E106  2,074,037     36,355  X              X                  27,350        0    9,005
UNITED PARCEL SVC INC   COMMON    911312106  2,353,547     31,389  X              X                  24,447        0    6,942
WAL MART STORES INC     COMMON    931142103  2,100,569     45,487  X              X                  34,788        0   10,699
WELLS FARGO & CO COM    COMMON    949746101  2,953,009     83,043  X              X                  63,861        0   19,182